ING MUTUAL FUNDS

ING International Growth Fund

(“Fund”)

Supplement dated December 29, 2011

to the Fund’s Prospectus dated February 28, 2011

(“Prospectus”)

Effective immediately, Baillie Gifford Overseas Limited, one of the Fund’s sub-advisers, has requested the addition of Iain Campbell, Joe Faraday, and Paul Faulkner as portfolio managers for the Fund.  The Fund’s Prospectus is hereby revised as follows:

1)                          The section entitled “Portfolio Management” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	ING Investments, LLC
Sub-Adviser	T. Rowe Price Associates, Inc.
Portfolio Manager
Robert W. Smith
Portfolio Manager (since 12/10)

Sub-Adviser	Baillie Gifford Overseas Limited
Portfolio Managers
Gerard Callahan	Joe Faraday
Portfolio Manager (since 12/10)	Portfolio Manager (since 12/10)

Iain Campbell	Paul Faulkner
Portfolio Manager (since 12/10)	Portfolio Manager (since 12/10)

2)                          The section entitled “Management of the Funds — ING International Growth Fund — Baillie Gifford Overseas Limited” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Baillie Gifford Overseas Limited

Baillie Gifford Overseas Limited (“BG Overseas” or “Sub-Adviser”) is a wholly-owned subsidiary of Baillie Gifford & Co., a Scottish investment company. Founded in 1908, Baillie Gifford & Co. manages money primarily for institutional clients. It is one of the largest independently owned investment management firms in the United Kingdom which, as of December 31, 2010 had approximately $113.4 billion in assets under management. The principal address of BG Overseas is Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland. As of December 31, 2010, BG Overseas had assets under management of over $66.9 billion.

The following individuals are jointly responsible for the day-to-day management of ING International Growth Fund’s assets allocated to BG Overseas.

Gerard Callahan, Portfolio Manager, became head of the UK Investment Team in 2008 and is a partner of Baillie Gifford & Co. where he has worked since 1991.

Iain Campbell is a Portfolio Manager on the Developed Asian Equity Team.  Before joining Baillie Gifford in 2004, he worked for Goldman Sachs from 2000 to 2002 in the Investment Banking Division.

Joe Faraday, CFA, is a Portfolio Manager on the Emerging Markets Equity Team.  He joined Baillie Gifford in 2002 and has prior worked on the European, North American and Developed Asian Equity Teams.

Paul Faulkner, CFA, is a Portfolio Manager on the European Equity Team.  He joined Baillie Gifford in 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING International Growth Fund

(“Fund”)

Supplement dated December 29, 2011

to the Fund’s Statement of Additional Information (“SAI”)

dated February 28, 2011

Effective immediately, Baillie Gifford Overseas Limited, one of the Fund’s sub-advisers, has requested the addition of Iain Campbell, Joe Faraday, and Paul Faulkner as portfolio managers for the Fund.  The Fund’s SAI is hereby revised as follows:

The tables in the subsections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — International Growth Fund — BG Overseas” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gerard Callahan	2	$500,000,000	2	$500,000,000	23(1)	$9,100,000,000
Iain Campbell(2)	2	$239,933,124	6	$687,200,827	15(3)	$4,550,443,577
Joe Faraday(2)	2	$239,933,124	1	$438,818,557	12(3)	$3,589,754,662
Paul Faulker(2)	2	$239,933,124	3	$1,020,155,763	15(3)	$4,177,680,238

(1)          One of these accounts with total assets of $358.6 million has a performance-based advisory fee.

(2)          As of November 30, 2011.

(3)          Two of these accounts with total assets of  $435,103,213 have a performance-based advisory fee.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Gerard Callahan	None
Iain Campbell(1)	None
Joe Faraday(1)	None
Paul Faulker(1)	None

(1)          As of November 30, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE